Income Taxes (Net Operating Loss Carryforwards Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
US Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 33
Net operating loss carryforward expiration	2021
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	54
Net operating loss carryforward expiration	2013
Valuation allowance offset for State net operating loss carryforwards due to uncertain recoverability	52
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,200
CHINA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration	2011